SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation (Details) - ¥ / $	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Year-end spot rate	6.4580	6.8033	7.1383
Average rate	6.5095	7.0077	6.8767